Mortgage Servicing Assets	12 Months Ended
Dec. 31, 2017
Mortgage Banking [Abstract]
Mortgage Servicing Assets

Note 6 – Mortgage Servicing Assets

The principal balance of loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage and other loans serviced for others were approximately $435.5 million and $436 million at December 31, 2017 and 2016, respectively. The carrying value of capitalized servicing rights, net of valuation allowances, is included in other assets. A summary of mortgage servicing rights follows:

	2017	2016	2015
	(dollars in thousands)
Beginning of year mortgage servicing rights:	$2,271	$2,040	$2,072
Amounts capitalized	587	982	657
Amortization	(733)	(751)	(689)
Impairment	—	—	—
End of year	$2,125	$2,271	$2,040

Note 6 – Mortgage Servicing Assets (Continued)

Amortization expense is estimated as follows:

Year ending December 31,
(dollars in thousands)
2018	$501
2019	434
2020	367
2021	300
2022	232
Thereafter	291
Total	$2,125

The amortization does not anticipate or pro-forma loan prepayments.

The fair value of mortgage servicing rights was $3.3 million at both December 31, 20176 and 2016. The key assumptions used to value mortgage servicing rights were as follows:

	2017	2016
Weighted average remaining life	264 months	262 months
Weighted average discount rate	13%	14%
Weighted average coupon	3.94%	3.89%
Weighted average prepayment speed	150%	145%